Shareholder Report, Holdings (Details) - C000241222	Dec. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%